Fair Value Measurements and Derivative Instruments Fair Value of Short-term Investments and Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 1 [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 0	$ 2,998
Long-term debt	18,600	17,600
Fair Value, Inputs, Level 1 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	0	2,998
Long-term debt	19,584	18,098
Fair Value, Inputs, Level 2 [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	1,980	2,000
Fair Value, Inputs, Level 2 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	2,005	1,990
Fair Value, Inputs, Level 3 [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading Securities	659	389
Guarantor liabilities	135	163
Fair Value, Inputs, Level 3 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading Securities	659	389
Guarantor liabilities	135	163
Deutsche Telekom [Member] | Fair Value, Inputs, Level 2 [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	5,600	5,600
Deutsche Telekom [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 5,955	$ 6,072